Income Taxes - Schedule of Unrecognized Tax Benefits (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Income taxes
Balance at beginning of the year	¥ 2,588,962		¥ 2,588,962	$ 375,364
Additions			2,588,962
Decreases	(2,588,962)	$ (375,364)
Balance at end of the year	¥ 0	$ 0	¥ 2,588,962